CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
PROFIT/(LOSS) FOR THE PERIOD	$ (1,304)	¥ (9,461)	¥ 3,673	$ (3,233)	¥ (22,296)	¥ (54,971)	¥ 22,921
Other comprehensive losses that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(706)	(5,129)	(4,616)	(1,172)	(8,094)	3,252	6,172
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	654	4,747	5,361	1,391	9,593	(10,909)	(5,469)
Total other comprehensive income/(loss) for the period, net of tax	(52)	(382)	745	219	1,499	(7,657)	703
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	(1,356)	(9,843)	4,418	(3,014)	(20,797)	(62,628)	23,624
Attributable to:
Owners of the Company	(1,533)	(11,124)	2,694	(3,351)	(23,124)	(55,809)	25,039
Non-controlling interests	177	1,281	1,724	337	2,327	(6,819)	(1,415)
TOTAL COMPREHENSIVE (LOSS)/ INCOME FOR THE YEAR	$ (1,356)	¥ (9,843)	¥ 4,418	$ (3,014)	¥ (20,797)	¥ (62,628)	¥ 23,624